Income tax - Other information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AED (د.إ)	Dec. 31, 2024	Dec. 31, 2023
Income tax expense
Statutory tax rate	17.00%	17.00%	17.00%	17.00%
Singapore
Income tax expense
Statutory tax rate	17.00%	17.00%	17.00%
Hong Kong
Income tax expense
Statutory tax rate	16.50%	16.50%
Assessable profits threshold	$ 2,000
Hong Kong | Assessable profits on first HK$ 2 million
Income tax expense
Statutory tax rate	8.25%	8.25%
Hong Kong | Assessable profits in excess of HK$ 2 million
Income tax expense
Statutory tax rate	16.50%	16.50%
Dubai | Up to AED375,000
Income tax expense
Statutory tax rate	0.00%	0.00%
Taxable income | د.إ		د.إ 375,000
Dubai | Over AED375,000
Income tax expense
Statutory tax rate	9.00%	9.00%
Taxable income | د.إ		د.إ 375,000
CHINA
Income tax expense
Statutory tax rate	25.00%	25.00%
Withholding tax rate	10.00%	10.00%
Withholding tax, Reduced rate	5.00%	5.00%
Deferred tax liability	$ 0
Funds available for distribution	$ 0